UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21121
Investment Company Act File Number

Special Equities Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Section 302 Certification

Item 1. Schedule of Investments

Special Equities Portfolio	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 2.6%
Alliant Techsystems, Inc.(1)	12,480	$971,568
TransDigm Group, Inc.(1)	14,010	697,838

		$1,669,406

Air Freight & Logistics — 0.7%
HUB Group, Inc., Class A(1)	20,460	$467,511

		$467,511

Auto Components — 0.9%
Dana Holding Corp.(1)	81,600	$555,696

		$555,696

Beverages — 1.0%
Central European Distribution Corp.(1)	19,760	$647,338

		$647,338

Building Products — 1.4%
Armstrong World Industries, Inc.(1)	25,600	$882,176

		$882,176

Capital Markets — 4.3%
Affiliated Managers Group, Inc.(1)	15,130	$983,601
Artio Global Investors, Inc.(1)	18,150	474,623
Lazard, Ltd., Class A	31,440	1,298,786

		$2,757,010

Chemicals — 5.3%
Calgon Carbon Corp.(1)	60,305	$894,323
Ecolab, Inc.	21,640	1,000,417
Rockwood Holdings, Inc.(1)	23,190	477,019
Terra Industries, Inc.	30,970	1,073,730

		$3,445,489

Commercial Services & Supplies — 2.3%
Clean Harbors, Inc.(1)	16,260	$914,787
RR Donnelley & Sons Co.	25,580	543,831

		$1,458,618

Communications Equipment — 3.1%
Brocade Communications Systems, Inc.(1)	120,030	$943,436
Harris Corp.	29,010	1,090,776

		$2,034,212

Computers & Peripherals — 1.9%
Stratasys, Inc.(1)	73,290	$1,257,656

		$1,257,656

Construction & Engineering — 3.8%
Foster Wheeler AG(1)	31,560	$1,007,079
Shaw Group, Inc. (The)(1)	14,620	469,156
Tutor Perini Corp.(1)	44,760	953,388

		$2,429,623

Diversified Consumer Services — 0.7%
American Public Education, Inc.(1)	13,350	$463,779

		$463,779

Security	Shares	Value
Electronic Equipment, Instruments & Components — 4.9%
FLIR Systems, Inc.(1)	42,850	$1,198,514
National Instruments Corp.	35,740	987,496
Trimble Navigation, Ltd.(1)	40,160	960,226

		$3,146,236

Energy Equipment & Services — 2.8%
CARBO Ceramics, Inc.	21,930	$1,130,491
Dril-Quip, Inc.(1)	14,170	703,399

		$1,833,890

Food Products — 3.3%
Corn Products International, Inc.	38,600	$1,100,872
Ralcorp Holdings, Inc.(1)	17,490	1,022,640

		$2,123,512

Health Care Equipment & Supplies — 3.1%
IDEXX Laboratories, Inc.(1)	19,110	$955,500
West Pharmaceutical Services, Inc.	26,370	1,070,886

		$2,026,386

Health Care Providers & Services — 1.6%
VCA Antech, Inc.(1)	37,950	$1,020,476

		$1,020,476

Hotels, Restaurants & Leisure — 3.0%
Bally Technologies, Inc.(1)	25,300	$970,761
Scientific Games Corp., Class A(1)	62,100	983,043

		$1,953,804

Household Products — 2.0%
Church & Dwight Co., Inc.	22,954	$1,302,410

		$1,302,410

Insurance — 1.5%
HCC Insurance Holdings, Inc.	35,760	$978,036

		$978,036

Internet Software & Services — 3.1%
Akamai Technologies, Inc.(1)	42,730	$840,927
VeriSign, Inc.(1)	47,880	1,134,277

		$1,975,204

IT Services — 3.4%
Euronet Worldwide, Inc.(1)	52,160	$1,253,405
ManTech International Corp., Class A(1)	19,650	926,694

		$2,180,099

Machinery — 1.1%
Bucyrus International, Inc.	19,230	$684,973

		$684,973

Media — 1.0%
Arbitron, Inc.	31,979	$663,884

		$663,884

Metals & Mining — 2.3%
IAMGOLD Corp.	106,380	$1,504,213

		$1,504,213

Multi-Utilities — 0.8%
CMS Energy Corp.	41,130	$551,142

		$551,142

Security	Shares	Value
Multiline Retail — 1.6%
Big Lots, Inc.(1)	40,710	$1,018,564

		$1,018,564

Oil, Gas & Consumable Fuels — 7.8%
Arch Coal, Inc.	54,446	$1,204,890
Brigham Exploration Co.(1)	114,830	1,042,656
Petrohawk Energy Corp.(1)	20,360	492,916
Pioneer Natural Resources Co.	15,720	570,479
Range Resources Corp.	24,290	1,198,955
SandRidge Energy, Inc.(1)	39,240	508,550

		$5,018,446

Personal Products — 3.7%
Chattem, Inc.(1)	15,245	$1,012,420
Mead Johnson Nutrition Co., Class A	30,572	1,379,103

		$2,391,523

Pharmaceuticals — 1.7%
Perrigo Co.	31,580	$1,073,404

		$1,073,404

Professional Services — 2.9%
FTI Consulting, Inc.(1)	21,900	$933,159
Robert Half International, Inc.	36,510	913,480

		$1,846,639

Road & Rail — 2.7%
Genesee & Wyoming, Inc., Class A(1)	16,250	$492,700
Kansas City Southern(1)	46,770	1,238,937

		$1,731,637

Semiconductors & Semiconductor Equipment — 6.5%
Analog Devices, Inc.	34,720	$957,578
Cirrus Logic, Inc.(1)	56,050	311,638
Micron Technology, Inc.(1)	128,360	1,052,552
Teradyne, Inc.(1)	56,189	519,748
Tessera Technologies, Inc.(1)	30,740	857,339
Varian Semiconductor Equipment Associates, Inc.(1)	15,050	494,242

		$4,193,097

Software — 3.3%
Sybase, Inc.(1)	30,364	$1,181,160
Synopsys, Inc.(1)	43,200	968,544

		$2,149,704

Specialty Retail — 3.9%
Advance Auto Parts, Inc.	21,800	$856,304
GameStop Corp., Class A(1)	39,140	1,036,036
Jo-Ann Stores, Inc.(1)	23,340	626,212

		$2,518,552

Textiles, Apparel & Luxury Goods — 2.0%
Hanesbrands, Inc.(1)	58,925	$1,260,995

		$1,260,995

Total Common Stocks (identified cost $53,656,259)		$63,215,340

Short-Term Investments — 2.5%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$1,616	$1,615,778

Total Short-Term Investments (identified cost $1,615,778)		$1,615,778

Total Investments — 100.5% (identified cost $55,272,037)		$64,831,118

Other Assets, Less Liabilities — (0.5)%		$(334,689)

Net Assets — 100.0%		$64,496,429

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2009 was $803.

The Portfolio did not have any financial instruments outstanding at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,320,889

Gross unrealized appreciation	$11,432,374
Gross unrealized depreciation	(1,922,145)

Net unrealized appreciation	$9,510,229

Under generally accepted accounting principles for fair value measurements , a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$63,215,340	$—	$—	$63,215,340
Short-Term Investments	1,615,778	—	—	1,615,778

Total Investments	$64,831,118	$—	$—	$64,831,118

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009